Basis of presentation (Tables)	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Reconciliation of Net Loss to Net Loss Attributable to Common Shareholders

A reconciliation of Net loss to Net loss attributable to common shareholders for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011 is computed as follows:

	13 Weeks Ended		26 Weeks Ended
(In millions)	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Net loss	$(36)	$(34)	$(96)	$(101)
Less: Adjustment of noncontrolling interest to redemption value	5	—	10	—

Net loss attributable to common shareholders	$(41)	$(34)	$(106)	$(101)

A reconciliation of Net earnings attributable to Toys “R” Us, Inc. to Net earnings attributable to common shareholders for fiscals 2011, 2010 and 2009 is computed as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Net earnings attributable to Toys “R” Us, Inc.	$149	$168	$312
Less: Adjustment of noncontrolling interest to redemption value	3	—	—

Net earnings attributable to common shareholders	$146	$168	$312

Computation Schedule of Loss per Share, Basic and Diluted

Loss per share is computed as follows (in millions, except for share data):

	13 Weeks Ended
	July 28, 2012			July 30, 2011
	Net Loss Attributable to Common Shareholders	Weighted Average Shares	Per Share Amount	Net Loss Attributable to Common Shareholders	Weighted Average Shares	Per Share Amount
Basic loss per share	$(41)	49,074,991	$(0.84)	$(34)	48,972,600	$(0.69)
Effect of dilutive share-based awards	—	—	—	—	—	—

Diluted loss per share	$(41)	49,074,991	$(0.84)	$(34)	48,972,600	$(0.69)

	26 Weeks Ended
	July 28, 2012			July 30, 2011
	Net Loss Attributable to Common Shareholders	Weighted Average Shares	Per Share Amount	Net Loss Attributable to Common Shareholders	Weighted Average Shares	Per Share Amount
Basic loss per share	$(106)	49,035,255	$(2.16)	$(101)	48,966,304	$(2.06)
Effect of dilutive share-based awards	—	—	—	—	—	—

Diluted loss per share	$(106)	49,035,255	$(2.16)	$(101)	48,966,304	$(2.06)

Earnings per share is computed as follows (in millions, except for share data):

	Fiscal years ended
	January 28, 2012			January 29, 2011			January 30, 2010
	Net earnings attributable to common shareholders	Weighted average shares	Per share amount	Net Earnings attributable to common shareholders	Weighted average shares	Per share amount	Net earnings attributable to common shareholders	Weighted average shares	Per share amount

Basic earnings per share	$146	48,979,571	$2.98	$168	48,941,118	$3.43	$312	48,962,152	$6.37
Effect of dilutive share-based awards	—	1,169,641	(0.07)	—	1,040,386	(0.07)	—	342,811	(0.04)

Diluted earnings per share	$146	50,149,212	$2.91	$168	49,981,504	$3.36	$312	49,304,963	$6.33

Fiscal years

Our fiscal year ends on the Saturday nearest to January 31 of each calendar year. Unless otherwise stated, references to years in this report relate to the fiscal years below:

Fiscal year	Number of weeks	Ended

2011	52	January 28, 2012
2010	52	January 29, 2011
2009	52	January 30, 2010

Goodwill by segment

Details on goodwill by segment are as follows:

(In millions)	January 28, 2012	January 29, 2011

Domestic	$361	$361
International(1)	87	23

Total	$448	$384

(1)	Foreign currency translation accounted for $2 million of the increase.

Cost of sales and selling, general and administrative expenses

The following table illustrates what is reflected in each expense category:

“Cost of sales”	“SG&A”

•      the cost of merchandise acquired from vendors;

•      freight in;

•      provision for excess and obsolete inventory;

•      shipping costs to customers;

•      provision for inventory shortages; and

•      credits and allowances from our merchandise vendors.

•      store payroll and related payroll benefits;

•      rent and other store operating expenses;

•      advertising and promotional expenses;

•      costs associated with operating our distribution network, including costs related to transporting merchandise from distribution centers to stores;

•      restructuring charges; and

•      other corporate-related expenses.

Other income, net

Other income, net includes the following:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Gift card breakage income	$(22)	$(20)	$(20)
Credit card program income	(13)	(19)	(31)
Net gains on sales of properties	(3)	(10)	(6)
Impairment of long-lived assets	6	11	7
Gain on litigation settlement	—	—	(51)
Other(1)	(12)	(13)	(11)

Total	$(44)	$(51)	$(112)

(1)	Includes gains and losses resulting from foreign currency translation related to operations, fixed asset write-offs and other miscellaneous income and expense charges.

Reconciliation of changes in redeemable noncontrolling interest

The reconciliation of the changes in the redeemable Noncontrolling interest is as follows:

(In millions)

Beginning Balance—October 31, 2011	$24
Net earnings attributable to noncontrolling interest	2
Adjustment of noncontrolling interest to redemption value	3

Ending Balance—January 28, 2012	$29